SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9. SHARE-BASED COMPENSATION

On November 7, 2015, the Company adopted a share incentive plan (the “2015 Plan”). Under the 2015 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 4,336,126. In September 2017, the Company replaced the 2015 Plan with the amended and restated share incentive plan (the “2017 Plan”) and increased the maximum number of shares issuable to 6,336,126. In December 2019, the Company replaced the 2017 Plan with the second amended and restated share incentive plan (the “2019 Plan”) and further increased the maximum number of shares issuable to 11,391,131. The terms of the 2015 Plan, 2017 Plan and 2019 Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan.

Share options containing only service conditions granted to each grantee under the share incentive plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than five years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than 10 years from their grant dates.

Share options containing both service conditions and performance conditions granted to each grantee under the share incentive plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the completion of business and operational goals, etc.).

On November 9, 2020, the Company passed a board resolution to waive the vesting schedules and conditions of 2,375,000 share options granted to certain management members. Pursuant to this board resolution, these management members exercised all related share options at the original exercise price per share ranging from US$1.83 to US$2.26. As a result, 2,375,000 ordinary shares were issued to these management members. These management members paid the exercise price by issuing recourse promissory notes in the total amount of US$5,197,650. The Company had the repurchase right to buy back such shares at the original exercise price if the grantees did not meet the original vesting conditions. The Company assessed and considered that given such arrangement allows the shares received on exercise be returned to the Company if the original vesting conditions are not satisfied, there has been no substantial change to the vesting conditions and the Company shall continue to account for the share awards in accordance with their original terms. All of the remaining unvested shares became vested according to the original vesting conditions in 2024. There were no unvested shares as of December 31, 2025.

On January 16, 2021, the Company passed a board resolution whereby the 2021 Performance Incentive Plan (the “2021 Plan”) was adopted. Under the 2021 Plan, an aggregate of 2,994,000 ordinary shares shall be reserved for issuance, and the share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to (1) 5% of the total number of the Company’s outstanding ordinary shares on December 31 of the prior year, or (2) such lesser number as determined by the board of directors.

On January 7, 2022, the Company passed a board resolution, pursuant to which the vesting schedules and conditions of 2,060,308 share options granted to certain employees were modified. Share options as to which the applicable performance milestones have been met are no longer subject to the time-based vesting requirement. The share options vested (or to be vested) for each year (commencing from 2021) shall be equal to the lesser of (i) 25% of the total number of share options of each grantee (“Annual Cap”) and (ii) the number of shares as determined by the Compensation Committee based on the extent to which any performance milestones were achieved during that year (“Credited Shares”), plus any Credited Share of earlier years that have not previously vested due to the Annual Cap. In addition, the performance milestones applicable to the share options that remain outstanding were also modified. As a result of the modification, the Company recognized an incremental fair value of US$2,337,697.

From February 7, 2022 to December 27, 2022, pursuant to the 2021 Plan, a total of 2,640,598 share options were granted to certain employees, with exercise price ranging from US$0.80 to US$5.60, respectively. In addition, 99,999 ordinary shares were issued to certain management personnel on March 8, 2022 pursuant to the 2021 Plan.

From April 12, 2023 to December 27, 2023, pursuant to the 2021 Plan, a total of 3,442,500 share options were granted to certain employees, with exercise price ranging from US$0.94 to US$1.33, respectively. In addition, 425,905 ordinary shares were issued to certain management personnel in January 2023 pursuant to the 2021 Plan. 69,225 ordinary shares were issued to certain employees as stock bonus in April 2023.

On November 17, 2024, the Company passed a board resolution, pursuant to which 2,176,945 unvested performance-based options granted to certain management members and employees were cancelled, along with concurrent grant of a replacement award. As consideration of such replacement, the Company granted the same number of time-based share options to these individuals. These time-based share options will vest 50% per annum in 2025 and 2026, respectively. As a result of the modification, the Company recognized an incremental fair value of US$2,284,987 over the remaining requisite service period.

From January 24, 2024 to December 24, 2024, pursuant to the 2021 Plan, in addition to the 2,176,945 share options granted under the replacement award, a total of 1,749,000 share options were granted to certain employees, independent directors, and an external consultant, with exercise price ranging from US$1.55 to US$3.07 and a total of 988,750 restricted stock units (“RSUs”) were granted to certain management personnel and an external advisor in July and August 2024. In addition, 99,623 ordinary shares were issued to certain employees as stock bonus in October 2024.

From April 23, 2025 to August 17, 2025, pursuant to the 2021 Plan, a total of 3,624,440 share options were granted to certain employees, and external consultant, with exercise price ranging from US$1.14 to US$1.56, respectively. In addition, 23,896 ordinary shares were issued to certain employees as stock bonus in April 2025.

			Weighted‑	Weighted
		Weighted‑	Average	Average
		Average	Grant	Remaining	Aggregate
	Number of	Exercise	Date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	3,442,500	1.14	0.72	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(952,530)	4.59	3.45	—	—
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Granted	3,925,945	1.68	1.04	—	—
Exercised	(185,620)	1.02	2.49	—	—
Forfeited	(483,022)	6.13	4.28	—	—
Cancelled	(2,176,945)	3.68	3.96	—	—
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Granted	3,624,440	1.40	0.87	—	—
Exercised	(86,469)	0.94	0.98	—	—
Forfeited	(968,857)	2.95	4.03	—	—
Outstanding at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Vested and expected to vest at December 31, 2025	12,416,354	2.20	1.91	8.03	1,660,307
Exercisable at December 31, 2024	3,440,384	4.27	5.15	6.49	616,539
Exercisable at December 31, 2025	5,319,029	3.21	3.24	6.89	759,799

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The aggregate fair value of the share options vested during the years ended December 31, 2023, 2024 and 2025 was US$6,742,535, US$4,153,833 and US$3,054,506, respectively. As of December 31, 2025, the total unrecognized employee share based compensation expense was US$5,183,032, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted average period of 2.6 years as of December 31, 2025.

The following table summarizes Company’s RSU activity under the 2021 Plan for the years ended December 31, 2025:

			Weighted
		Weighted‑	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	RSU shares	Fair Value	Term
		US$ per
		RSU	Years
Unvested at December 31, 2023	—	—	—
Granted	988,750	2.10	—
Vested	—	—	—
Forfeited	(16,250)	2.10	—
Unvested at December 31, 2024	972,500	2.10	3.56
Granted	—	—	—
Vested	(234,688)	2.10	—
Forfeited	(58,438)	2.10	—
Unvested at December 31, 2025	679,375	2.10	2.56

The aggregate fair value of RSUs vested during the year ended December 31, 2025 was US$491,745. The total share-based compensation expense related to the RSUs recognized for the year ended December 31, 2025 was US$477,566. As of December 31, 2025, the total unrecognized share-based compensation expense related to the RSU was US$1,209,550, all of which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted average period of 2.54 years as of December 31, 2025.

The fair value of RSUs was determined using the closing price for the Company’s ADSs, as reported by NASDAQ Global Market, of the grant date.

Fair value of share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk-free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options.

The assumptions used to estimate the fair value of the share options granted were as follows:

	For the years ended
	December 31,
	2023	2024	2025
Risk‑free interest rate	3.38% - 4.86%	4.18% - 4.59%	4.22% - 4.49%
Dividend yield	0%	0%	0%
Expected volatility range	72.6% - 73.1%	73.3% - 75.6%	76.4% - 77.2%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years	10 years

Total share-based compensation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Research and development expenses	4,860,548	3,313,833	2,502,472
Administrative expenses	2,411,152	1,595,740	1,239,076
Total share‑based compensation expenses	7,271,700	4,909,573	3,741,548